Common Stock - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Aug. 21, 2018	Dec. 31, 2017
Equity [Abstract]
Common stock, shares authorized	150,000,000	12,337,650		7,142,850
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding	23,412,754	12	0	0
Dividends declared	$ 0	$ 0